Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash on hand	₽ 6	₽ 8
Total cash and cash equivalents	3,602	1,894
Less allowance for expected credit loss	(93)	(91)
Total cash and cash equivalents, net	3,509	1,803	₽ 2,452	₽ 1,689
Russian rubles [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	1,715	360
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	1,081	766
Euro [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	640	596
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	₽ 160	₽ 164